Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

Note 5. Debt

The Company's debt consisted of the following (in thousands):

	March 31, 2025	December 31, 2024	Weighted Average Interest Rate	Final Maturity
Senior Secured Notes	156,517	156,517	7.875%	December 2028
ABL Borrowings	—	—	Varies(1)	December 2026
Debt discount	(2,750)	(2,905)
Total debt	153,767	153,612
Less: current debt	—	—
Total long-term debt	$153,767	$153,612

(1)
Borrowings under the ABL Facility bear interest at a rate equal to Secured Overnight Financing Rate ("SOFR") ranging from 1.5% to 2.0%, plus a credit adjustment spread, ranging currently from 0.11448% to 0.42826%, or an alternate base rate plus an applicable margin, which is determined based on the average availability of the commitments under the ABL Facility, ranging from 0.5% to 1.0%.

Senior Secured Notes

On December 6, 2021, the Company issued $350.0 million in aggregate principal amount of 7.875% senior secured notes due 2028 (the “Notes”) at an initial price of 99.3% of their face amount. The Notes were issued to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons in transactions outside the United States in accordance with Regulation S under the Securities Act. The Company used the net proceeds of the offering of the Notes, together with cash on hand, to fund the redemption of all of the Company’s outstanding 8.00% senior secured notes due 2024 (the “Existing Notes”), including payment of the redemption premium in connection with such redemption. Since inception, the Company has paid down principal totaling $193.5 million on the Notes. The Notes will mature on December 1, 2028.

ABL Facility

On December 6, 2021, the Company entered into the Second Amended and Restated Asset-Based Revolving Credit Agreement (the “Second Amended and Restated Credit Agreement”), by and among the Company and certain of its subsidiaries, as borrowers, the guarantors party thereto, the lenders from time to time party thereto and Citibank, as administrative agent (in such capacity, the "Agent"), which amends and restates in its entirety the then existing Amended and Restated Asset-Based Revolving Credit Agreement (as amended, the “ABL Facility”). The Second Amended and Restated Credit Agreement, among other things, (i) extended the maturity date of the ABL Facility to December 6, 2026; (ii) changed the calculation of the interest rate payable on borrowings from being based on a London Inter-Bank Offered Rate to be based on a SOFR, with corresponding changes to the applicable interest rate margins with respect to such borrowings, (iii) amended certain definitions related to the calculation of the borrowing base; (iv) increased the commitments that may be used to issue letters of credit to $65.0 million; and (v) amended certain baskets contained in the covenants to conform to the baskets contained in the indenture governing the Notes (the "Indenture"). The Second Amended and Restated Credit

Agreement also allows the Company to borrow up to $116.0 million through November 2026, subject to availability under the borrowing base and other conditions.

As of March 31, 2025, no loans were outstanding under the ABL Facility and there were $2.5 million of letters of credit issued and outstanding under the ABL Facility. At March 31, 2025, the Company had $113.5 million of availability under the ABL Facility (calculated net of $2.5 million of letters of credit outstanding at such time).

Note 13—Debt

The Company's debt consisted of the following (in thousands):

			Weighted Average Interest Rate at
	December 31, 2024	December 31, 2023	December 31, 2024	Final Maturity
Senior secured notes	$156,517	$156,517	7.875%	December 2028
ABL facility	—	—	Varies1	December 2026
Debt discount, net	(2,905)	(3,494)
Total debt	153,612	153,023
Less: current debt	—	—
Total long-term debt	$153,612	$153,023

1.
Borrowings under the ABL Facility bear interest at a rate equal to Secured Overnight Financing Rate ("SOFR") ranging currently from 1.5% and 2.0%, plus a credit adjustment spread, ranging currently from 0.11448% to 0.42826%, or an alternate base rate plus an applicable margin, which is determined based on the average availability of the commitments under the ABL Facility, ranging from 0.5% to 1.0%.

The Company's minimum debt repayment schedule, excluding interest, as of December 31, 2024 is as follows (in thousands):

	Payments Due
	2025	2026	2027	2028	Thereafter
Senior secured notes	$—	$—	$—	$156,517	$—
ABL facility	—	—	—	—	—
Total	$—	$—	$—	$156,517	$—

ABL Facility

On December 6, 2021, the Company entered into the Second Amended and Restated Asset-Based Revolving Credit Agreement (the “Second Amended and Restated Credit Agreement”), by and among the Company and certain of its subsidiaries, as borrowers, the guarantors party thereto, the lenders from time to time party thereto and Citibank, as administrative agent (in such capacity, the "Agent"), which amends and restates in its entirety the existing Amended and Restated Asset-Based Revolving Credit Agreement (as amended, the “ABL Facility”). The Second Amended and Restated Credit Agreement, among other things, (i) extended the maturity date of the ABL Facility to December 6, 2026; (ii) changed the calculation of the interest rate payable on borrowings from being based on a London Inter-Bank Offered Rate to be based on a Secured Overnight Financing Rate, with corresponding changes to the applicable interest rate margins with respect to such borrowings, (iii) amended certain definitions related to the calculation of the borrowing base; (iv) increased the commitments that may be used to issue letters of credit to $65.0 million; and (v) amended certain baskets contained in the covenants to conform to the baskets contained in the indenture governing the Notes (the "Indenture"). The Second Amended and Restated Credit Agreement also allows the Company to borrow up to $116.0 million through November 2026, subject to availability under the borrowing base and other conditions.

Under the ABL Facility, up to $10.0 million of the commitments may be used to incur swingline loans from Citibank and up to $65.0 million of the commitments may be used to issue letters of credit. The ABL Facility will mature on December 6, 2026. As of December 31, 2024, no loans were outstanding under the ABL Facility and there were $2.5 million of letters of credit issued and outstanding under the ABL Facility. At December 31, 2024, the Company had $113.5 million of availability under the ABL Facility.

Subject to permitted exceptions, the obligations of the borrowers under the ABL Facility are guaranteed by each of the Company's domestic subsidiaries and secured by (i) first-priority security interests in the ABL Priority Collateral (as defined in the Indenture), which includes, among other things, certain accounts receivables, inventory and cash of the Company and the guarantors, and (ii) second-priority security interests in the Notes Priority Collateral (as defined in the Indenture), which includes, among other things, material mining properties, shares of capital stock of the guarantors, intellectual property, as extracted collateral (to the extent not constituting inventory), and certain fixed assets of the Company and the guarantors.

The ABL Facility contains customary covenants for asset-based credit agreements of this type, including among other things: (i) requirements to deliver financial statements, other reports and notices; (ii) restrictions on the existence or incurrence of certain indebtedness; (iii) restrictions on the existence or incurrence of certain liens; (iv) restrictions on making certain restricted payments; (v) restrictions on making certain investments; (vi) restrictions on certain mergers, consolidations and asset dispositions; (vii) restrictions on certain transactions with affiliates; and (viii) restrictions on modifications to certain indebtedness. Additionally, the ABL Facility contains a springing fixed charge coverage ratio of not less than 1.00 to 1.00, which ratio is tested if availability under the ABL Facility is less than a certain amount. As of December 31, 2024, the Company was not subject to this covenant. Subject to customary grace periods and notice requirements, the ABL Facility also contains customary events of default.

The Company was in compliance with all applicable covenants under the ABL Facility as of December 31, 2024.

Senior Secured Notes

On December 6, 2021, the Company issued $350.0 million in aggregate principal amount of 7.875% senior secured notes due 2028 (the “Notes”) at an initial price of 99.3% of their face amount. The Notes were issued to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to certain non-U.S. persons in transactions outside the United States in accordance with Regulation S under the Securities Act. The Company used the net proceeds of the offering of the Notes, together with cash on hand, to fund the redemption of all of the Company’s outstanding 8.00% senior secured notes due 2024 (the "Existing Notes”), including payment of the redemption premium in connection with such redemption.

The Notes will accrue interest at a rate of 7.875% per year from December 6, 2021. Interest on the Notes will be payable on June 1 and December 1 of each year, commencing on June 1, 2022. The Notes will mature on December 1, 2028. The Notes are fully and unconditionally guaranteed on a joint and several basis by each of the Company's direct and indirect wholly-owned domestic restricted subsidiaries that are guarantors under the ABL Facility (subject to customary release provisions).

During the year ended December 31, 2023, the Company repurchased in the open market and extinguished approximately $8.0 million principal amount of the Notes. In connection with the extinguishment of our Notes, we recognized a loss on early extinguishment of debt of $0.1 million which is included in interest expense in the Statements of Operations.

Offers to Purchase the Notes

On August 9, 2023, we commenced an offer to purchase (the “Restricted Payment Offer”), in cash, up to $150.0 million principal amount of its outstanding Notes, at a repurchase price of 103% of the aggregate principal amount of such Notes, plus accrued and unpaid interest with respect to such Notes to, but not including, the date of repurchase (the “Restricted Payment Repurchase Price”). Concurrently with, but separate from, the Restricted Payment Offer, we commenced a cash tender offer (the “Tender Offer” and, together with the Restricted Payment Offer, the “Offers”) to purchase up to $150.0 million principal amount of the Notes at a repurchase price of 104.25% of the aggregate principal amount of such Notes, plus accrued and unpaid interest to, but not including, the date of repurchase (the “TO Repurchase Price”). The Offers expired on September 7, 2023 (the “Expiration Date”).

Restricted Payment Offer

As of the Expiration Date, $0.2 million aggregate principal amount of the Notes were validly tendered and not validly withdrawn pursuant to the Restricted Payment Offer. Pursuant to the terms of the Restricted Payment Offer:

(1)
an automatic pro ration factor of 49.5674% was applied to the $0.2 million aggregate principal amount of the Notes that were validly tendered and not validly withdrawn in the Restricted Payment Offer (rounded down to avoid the purchase of Notes in a principal amount other than in integrals of $1,000), which resulted in $0.1 million aggregate principal amount of the Notes (the “RP Pro-Rated Tendered Notes”);
(2)
we accepted all $0.1 million aggregate principal amount of the RP Pro-Rated Tendered Notes for payment of the Restricted Payment Repurchase Price in cash; and
(3)
the remaining balance of $0.1 million aggregate principal amount of the Notes tendered that were not RP Pro-Rated Tendered Notes were not accepted for payment and were returned to the tendering holder of the Notes.

We consummated the Restricted Payment Offer on September 8, 2023.

Accordingly, pursuant to the terms of the Indenture, we will have the ability from time to time in the future to make one or more restricted payments (the "Proposed Restricted Payment") in the form of special dividends to holders of our common stock and/or repurchases of our common stock in the aggregate amount of up to $299.9 million consistent with the terms of the Capital Allocation Policy adopted by our Board. Any future Proposed Restricted Payments will be at the discretion of the Board and subject to a number of factors and there can be no assurance that we will make any Proposed Restricted Payments in the future.

Tender Offer

As of the Expiration Date, $294.8 million aggregate principal amount of the Notes were validly tendered and not validly withdrawn pursuant to the Tender Offer. Pursuant to the terms of the Tender Offer:

(1)
an automatic pro ration factor of 49.6% was applied to the $294.8 million aggregate principal amount of the Notes that were validly tendered and not validly withdrawn in the Tender Offer (rounded down to avoid the purchase of Notes in a principal amount other than in integrals of $1,000), which resulted in $146.0 million aggregate principal amount of the Notes (the “TO Pro-Rated Tendered Notes”);
(2)
we accepted all $146.0 million aggregate principal amount of the TO Pro-Rated Tendered Notes for payment of the TO Repurchase Price in cash; and
(3)
the remaining balance of $148.8 million aggregate principal amount of the Notes tendered that were not TO Pro-Rated Tendered Notes were not accepted for payment and were returned to the tendering holder of the Notes.

We consummated the Tender Offer on September 11, 2023.

In connection with the payments for the RP Pro-Rated Tendered Notes and the TO Pro-Rated Tendered Notes, we recognized a loss on early extinguishment of debt of $11.7 million during the year ended December 31, 2023.